Expense Example - PUTNAM INTERNATIONAL EQUITY FUND /MA/	Jun. 30, 2026 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 691
Expense Example, with Redemption, 3 Years	939
Expense Example, with Redemption, 5 Years	1,206
Expense Example, with Redemption, 10 Years	1,967
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	298
Expense Example, with Redemption, 3 Years	614
Expense Example, with Redemption, 5 Years	1,056
Expense Example, with Redemption, 10 Years	2,092
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	148
Expense Example, with Redemption, 3 Years	463
Expense Example, with Redemption, 5 Years	801
Expense Example, with Redemption, 10 Years	1,755
Class Y Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	291
Expense Example, with Redemption, 5 Years	519
Expense Example, with Redemption, 10 Years	1,174
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	93
Expense Example, with Redemption, 3 Years	295
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,142
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	465
Expense Example, with Redemption, 10 Years	$ 1,042